Fair value measurements (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase (Decrease) in Equity Securities, FV-NI	$ 3.5	$ 3.2
Carrying value of long-term investments in equity	26.9	$ 22.6
Fair value, nonrecurring | Fair value, inputs, level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	13,478.7
Goodwill at fair value	8,970.3
Net intangible assets at fair value	$ 4,508.5